Stock Compensation Expense and Warrants (Details) - Schedule of weighted-average exercise price and weighted-average grant date - Share-Based Payment Arrangement, Nonemployee [Member]	12 Months Ended
Dec. 31, 2020 $ / shares
Stock Compensation Expense and Warrants (Details) - Schedule of weighted-average exercise price and weighted-average grant date [Line Items]
Weighted-Average Exercise Price	$ 0.01
Weighted-Average Fair Value	$ 0.53